NOTES RECEIVABLE	12 Months Ended
Jun. 30, 2025
NOTES RECEIVABLE
NOTES RECEIVABLE

NOTE 4. NOTES RECEIVABLE

Notes receivable represented the non-interest-bearing commercial bills the Company received from the customers for the purpose of collection of sales amounts, which ranged from three to six months from the date of issuance. As of June 30, 2024 and June 30, 2025, notes receivable was ¥1,341,820 and ¥nil, respectively. As of June 30, 2024 and June 30, 2025, no notes were guaranteed or collateralized.